UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statement Of Comprehensive Income Abstract
Profit/(loss) for the period	$ (21,985)	$ 819
Items that will be reclassified subsequently to profit or loss
Foreign exchange translation differences	(60)	203
Other comprehensive income/(loss)	(60)	203
Total Comprehensive Profit/(loss)	$ (22,045)	$ 1,022